Current financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Current financial assets
Schedule of current financial assets

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Money market funds	$113,215	$46,162
Term accounts	773,186	1,345,646
Total Current Financial Assets	$886,401	$1,391,808